Details of Significant Accounts - Operating Revenue - Additional Information (Details) $ in Thousands, $ in Thousands	1 Months Ended				12 Months Ended
	Jan. 31, 2015 USD ($)	Apr. 30, 2014 USD ($)	Mar. 31, 2014 USD ($)	Jan. 31, 2014 USD ($)	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)	Jun. 01, 2019 USD ($)	Mar. 31, 2019 USD ($)
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Transaction price allocated to unsatisfied contracts					$ 10,286		$ 366	$ 10,760
Upfront payment and future milestone payments									$ 49,000
Hong Kong Sansheng Medical Limited
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Upfront payment received on development and sales milestones										$ 25,000
Sandoz AG
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Non-refundable upfront payments received				$ 100
Aggregate milestone payments related to the Europe submission received	$ 2,275	$ 2,275	$ 2,275
Contract Assets And Liabilities
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue recognized in relation to contract					56,356	$ 2,007
Transaction price allocated to unsatisfied contracts					10,286		366	10,760
Contract Assets And Liabilities | Next Three Years
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Transaction price allocated to unsatisfied contracts					$ 10,286		$ 366	$ 10,760
Authorization Collaboration and Development Contract | Sandoz AG
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Description of termination of agreement					The Company negotiated with Sandoz to terminate the above agreement on August 28, 2020, and the termination date was August 31, 2020. Due to the termination with Sandoz, the accounts receivables and allowance for doubtful accounts related to Sandoz were written off. Please refer to Note 6(2).	The Company negotiated with Sandoz to terminate the above agreement on August 28, 2020, and the termination date was August 31, 2020. Due to the termination with Sandoz, the accounts receivables and allowance for doubtful accounts related to Sandoz were written off. Please refer to Note 6(2).
Agreement termination date					Aug. 31, 2020	Aug. 31, 2020